SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Finance Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Interest expenses and other bank charges	$ (139)	$ (595)	$ (657)
Interest income	332	50
Foreign exchange gain (losses) - net	276	(82)	(102)
Gain (losses) in respect of derivatives - net	30	96	220
FINANCIAL EXPENSES - net	$ 499	$ (531)	$ (539)